Note 17 - Segment Information - Geographical Information (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Current assets		$ 7,950,712	$ 17,134,203	$ 14,560,919
Property, plant and equipment at end of period		8,278,170	9,364,210	947,107
Patents and licenses		456,250	449,676	426,813
Goodwill and intangible assets		8,520,640	8,557,868
Total Assets		25,205,772	35,505,957	15,934,839
Sales		2,794,044	1,861,747
Cost of sales	[1]	1,342,691	946,001
Selling, marketing and administration		10,870,741	11,421,604	8,614,109
Research and development		5,442,873	3,165,825	3,532,492
Other income		(1,766,524)	(66,872)	(76,431)
Net loss from operations		13,095,737	13,715,071	12,070,170
Impairment loss			63,522
Losses on disposals of property, plant and equipment			46,738
SINGAPORE
Statement Line Items [Line Items]
Current assets		3,190,298	2,118,561
Property, plant and equipment at end of period		8,018,900	9,039,069
Patents and licenses		18,816
Goodwill and intangible assets		6,756,181	6,793,409
Total Assets		17,984,195	17,951,039
Sales		2,794,044	1,861,747
Cost of sales		1,342,691	946,001
Selling, marketing and administration		4,955,497	3,069,493
Research and development		3,237,713	1,042,842
Other income		(1,748,244)	(14,027)
Net loss from operations		4,993,613	3,182,562
Impairment loss
Losses on disposals of property, plant and equipment
UNITED STATES
Statement Line Items [Line Items]
Current assets		4,621,318	10,058,018	3,055,947
Property, plant and equipment at end of period		259,270	322,633	924,443
Patents and licenses		437,434	449,676	426,813
Goodwill and intangible assets		1,764,459	1,764,459
Total Assets		7,082,481	12,594,786	4,407,203
Sales
Cost of sales
Selling, marketing and administration		4,872,902	7,200,243	6,622,514
Research and development		1,877,966	2,122,983	3,532,492
Other income
Net loss from operations		6,750,868	9,416,555	10,155,006
Impairment loss			63,522
Losses on disposals of property, plant and equipment			29,807
CANADA
Statement Line Items [Line Items]
Current assets		139,096	4,957,624	11,504,972
Property, plant and equipment at end of period			2,508	22,664
Patents and licenses
Goodwill and intangible assets
Total Assets		139,096	4,960,132	11,527,636
Sales
Cost of sales
Selling, marketing and administration		1,042,342	1,151,868	1,991,595
Research and development		327,194
Other income		(18,280)	(52,845)	(76,431)
Net loss from operations		$ 1,351,256	1,115,954	$ 1,915,164
Impairment loss
Losses on disposals of property, plant and equipment			$ 16,931

[1]	Certain prior period figures have been reclassified to conform with the current period's presentation.